Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 680	$ 1,371
Trade accounts receivable	92	800
Prepayments and other assets	1,205	1,226
Inventories	0	417
Claims	49	49
Assets held for sale	122,212	71,720
Current assets of discontinued operations	124,238	75,583
Vessels, net	0	237,645
Non-current assets of discontinued operations	0	237,645
Current portion of long-term debt, net	0	11,257
Trade accounts payable	2,446	3,530
Accrued liabilities	9,017	13,440
Deferred revenue	0	903
Liabilities associated with vessel held for sale	92,051	0
Current liabilities of discontinued operations	103,514	29,130
Non-current liabilities associated with vessels held for sale	0	172,172
Below market acquired charters	0	9,736
Non-current liabilities of discontinued operations	$ 0	$ 181,908